Equity (Share Options) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Additional paid-in capital [Member]	Dec. 31, 2011 Additional paid-in capital [Member]	Dec. 31, 2010 Additional paid-in capital [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 1996 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Minimum [Member]	Dec. 31, 2012 Stock Options [Member] Maximum [Member]	Dec. 31, 2012 Restricted Share Units (RSU) [Member]		Dec. 31, 2011 Restricted Share Units (RSU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 1,702	$ 1,208	$ 1,506	$ 1,702	$ 1,208	$ 1,506
Ordinary shares reserved for future issuance									1,050,000
Exercise price for options under plan	$ 1.8	$ 7.91	$ 10.64							$ 1.80	$ 24
Vesting period of shares under plan										3 years	4 years	3 years
Shares outstanding, remaining contractual life							10 years
Unvested options, term for forfeiture, post employment										30 days	90 days
Dividend yield							1.00%	0.00%
Expected volatility							70.00%	69.00%
Risk-free interest rate							1.44%	2.21%
Expected life							6 years 6 months	6 years 6 months
Intrinsic value of options outstanding	$ 747
Pre-vesting forfeiture rate							15.00%
Shares granted							788,714					788,714	[1]	68,342	[1]
Shares approved for immediate vesting on grant date							367,712							20,895

[1]	The fair value of RSUs is established based on the market value of the Company's stock on the date of the award. The Company has expensed compensation costs, net of estimated forfeitures of approximately, applying the accelerated vesting method.